Income Taxes (Reconciliation) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Reconciliation
Statutory federal rate					$ (40,732)	$ (149,310)	$ 15,026
Interest expense - preferred stock					20,459	0	0
State income taxes - net of federal benefit					(1,465)	(5,368)	1,294
Gain on sale of Unitrans					(1,161)	0	0
Goodwill impairment					1,020	86,776	0
Effect of change in U.S. statutory income tax rate					(7,413)	0	0
Change in valuation allowance					1,989	1,624	99
Other					2,112	(3)	893
Total	$ (5,058)	$ 4,788	$ (8,040)	$ (7,516)	$ (25,191)	$ (66,281)	$ 17,312